Goodwill (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

	December 31,	September 30,
	2014	2014
Beginning balance	$6,577,609	$-
Additions resulting from acquisitions:
Acquisition of GPS Global Tracking & Surveillance, Ltd.	-	3,381,000
Acquisition of Emerge Monitoring, Inc.	-	3,381,754
Acquisition of Track Group Analytics Limited	4,037,267	-
Foreign currency translation adjustment	(159,423)	(185,145)
Ending balance	$10,455,453	$6,577,609

	September 30,
	2014	2013
Balance - beginning of year	$-	$-
Additions resulting from acquisitions:
Acquisition of GPS Global Tracking & Surveillance, Ltd.	3,381,000	-
Acquisition of Emerge Monitoring, Inc.	3,381,754	-
Foreign currency translation adjustment	(185,145)
Balance - end of year	6,577,609	-